Net borrowings - Maturity of gross borrowings before derivative financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	$ 21,511	$ 23,748
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,449	2,928
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	4,247	4,662
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	3,765	4,159
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	$ 11,050	$ 11,999